Condensed Interim Statements of Comprehensive Loss	3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares
Profit or loss [abstract]
Revenues	$ 325,532	$ 301,978	$ 1,401,624		$ 1,111,808	$ 1,965,441	$ 2,632,442	$ 901,162
Cost of goods sold	79,336	97,825	436,086		376,088	978,243	822,383	291,195
Gross Profit	246,196	204,153	965,538		735,720	987,198	1,810,059	609,967
Expenses
Advertising and marketing	620,203	425,903	4,483,815		2,567,496	2,806,260	7,162,046	2,670,447
Amortization and depreciation expense	1,062	2,787	2,110		5,640	5,498	15,348
Commission	12,899	9,954	62,447		29,841	26,339	91,050	11,207
Consulting	273,202	142,384	559,177		482,991	868,442	1,197,831	556,864
Interest and bank charges	220,179	231,122	224,344		358,445	60,183	1,155,288	18,130
Inventory management	6,549	4,459	18,143		12,896		47,405
Merchant fees	9,221	27,393	47,923		56,460	68,073	99,293	39,180
Office and administrative expenses	116,982	48,882	260,122		123,782	93,900	328,956	75,194
Professional fees	43,429	27,034	260,802		73,519	241,854	521,064	222,870
Research and development	1,500		1,680				96,431
Salaries and wages	358,465	254,790	757,208		436,575	282,003	1,222,171	93,460
Share-based compensation	202,884		406,154		7,861	92,276	279,622	4,949,441
Shipping and delivery	152,205	135,935	450,147		350,096	511,566	832,395	304,591
Travel and entertainment	38,090	52,853	68,884		127,359	100,068	259,372	29,225
Total expenses	(2,056,870)	(1,363,496)	(7,602,956)		(4,632,961)	(5,156,462)	(13,308,272)	(8,970,609)
Other items
Government grant						8,763		14,139
Financing costs		(1,650,000)	(417,794)		(3,150,000)		(2,688,034)
Foreign exchange	14,179	7,591	(31,745)		19,737	42,148	(153,076)	(7,719)
Gain (loss) on revaluation of warrant derivative	1,292,230	68,779	1,473,271		181,078	(92,918)	5,740,202	(536,209)
Other income	159,324		159,324	$ 217,943
Write down of prepaid inventory	(130,150)		(130,150)
Other loss							(166,150)
Total other items	1,335,583	(1,573,630)	1,052,906		(2,949,185)	(42,007)	2,732,942	(529,789)
Net and comprehensive loss	$ (475,091)	$ (2,732,973)	$ (5,584,512)		$ (6,846,426)	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Loss per share - basic | $ / shares	$ (0.95)	$ (17.39)	$ (12.79)		$ (43.56)	$ (1.07)	$ (1.83)	$ (8.43)
Loss per share - diluted | $ / shares	$ (0.95)	$ (17.39)	$ (12.79)		$ (43.56)	$ (1.07)	$ (1.83)	$ (8.43)
Weighted average number of common shares outstanding - basic | shares	498,721	157,154	436,525	436,525	157,154	3,929,520	4,800,972	1,054,371
Weighted average number of common shares outstanding - diluted | shares	498,721	157,154	436,525	436,525	157,154	3,929,520	4,800,972	1,054,371